Credit facility (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit facility
Borrowing capacity		$ 100,000,000	$ 19,000,000
Outstanding amount		30,000,000	10,000,000
Unamortized loan origination costs		$ 62,000	$ 103,000
Weighted average interest rate		3.35%	3.37%
Maturity term		1 year
Prime
Credit facility
Interest rate, basis margin		0.50%
Facility
Credit facility
Borrowing capacity	$ 100,000,000	$ 24,000,000
Outstanding amount	$ 0	$ 30,000,000
Interest rate, basis margin	0.50%
Facility | Prime
Credit facility
Weighted average interest rate	4.47%	3.35%